Related-party Transactions - Additional Information (Detail) (USD $)	0 Months Ended				12 Months Ended
	Dec. 13, 2013	Sep. 18, 2013	Mar. 13, 2013	Feb. 07, 2013	Dec. 31, 2013 Parties	Sep. 07, 2010 Philips Pension Trustees Limited [Member]
Related Party Transaction [Line Items]
Number of common stock offered	25,000,000	25,000,000	25,000,000	30,000,000
Common stock offering price per share	$ 42.50	$ 37.65	$ 31.40	$ 30.35
Percentage of outstanding shares of common stock owned					14.82%
Annual advisory fee					$ 25,000
Aggregate amount of advisory fee					$ 50,000
Number of related party					3
Common stock purchased						42,715,650